UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2009

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS† - 97.1%
Alabama - 0.9%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$1,825,712
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	5,852,560
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	1,010,560
1,000,000	Saraland, AL, GO, NATL, 5.250% due 1/1/14	1,038,910

	Total Alabama	9,727,742

Alaska - 0.1%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (a)	879,420

Arizona - 0.2%
390,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, 6.125% due 7/1/09 (b)	390,000
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21 (c)	1,124,820
	Maricopa County, AZ, Hospital Revenue:
30,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	31,193
	St. Lukes Medical Center:
311,000	8.750% due 2/1/10 (b)	325,698
105,000	10.250% due 2/1/11 (b)	115,213

	Total Arizona	1,986,924

Arkansas - 0.5%
100,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA, 8.375% due 7/1/10 (b)	102,932
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15 (c)	1,542,915
2,500,000	7.250% due 2/1/20 (c)	2,575,050
120,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	126,850
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (a)	978,000

	Total Arkansas	5,325,747

California - 6.0%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	2,715,750
5,000,000	California Housing Finance Agency Revenue, 5.200% due 8/1/28	4,887,450
	California State:
6,000,000	Economic Recovery, 5.000% due 7/1/16	6,050,700
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,276,158
	California Statewide CDA, Revenue:
20,000,000	Kaiser Permanente, 5.000% due 4/1/19	19,968,000
4,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	3,946,640
	Los Angeles, CA:
8,000,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	7,913,120
210,000	COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (b)	244,854
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
5,000,000	6.500% due 5/1/19 (a)(d)	5,123,900
5,000,000	6.750% due 5/1/19 (a)(d)	5,217,150
90,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	101,996

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
California - 6.0% (continued)
$345,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	$381,639
3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	3,656,539

	Total California	64,483,896

Colorado - 1.5%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20 (c)	1,155,339
245,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	245,000
1,480,000	Denver, CO, City & County, Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,610,299
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19 (c)	2,344,320
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16 (c)	2,738,700
8,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	7,685,840

	Total Colorado	15,779,498

Connecticut - 1.2%
5,000,000	Connecticut State, 5.375% due 11/15/19 (c)	5,658,500
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (a)	1,941,280
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, FSA, 5.375% due 7/1/16 (c)	2,242,320
3,000,000	Connecticut State, HEFA Revenue, Ascension Health Credit, 3.500% due 11/15/29 (d)	3,039,000

	Total Connecticut	12,881,100

Delaware - 0.1%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,323,931

District of Columbia - 0.1%
1,000,000	Metropolitan Washington, DC, Airports Authority, Virginia General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12 (a)	1,014,310

Florida - 7.7%
2,765,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20 (c)	2,991,619
	Citizens Property Insurance Corp., FL:
4,500,000	5.000% due 6/1/12	4,650,705
20,000,000	5.375% due 6/1/16	20,096,200
	Florida Municipal Loan Council Revenue, NATL:
1,790,000	5.250% due 11/1/13	1,910,377
3,175,000	5.250% due 11/1/16	3,297,301
10,400,000	Florida State Municipal Power Agency Revenue, 5.000% due 10/1/28	10,001,472
	Hillsborough County, FL:
1,670,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,610,815
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15 (c)	3,824,660
	Jacksonville Beach, FL, Utility Revenue:
1,730,000	7.900% due 10/1/14 (b)	1,984,691
2,145,000	5.000% due 4/1/18	2,165,571
440,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09 (e)	263,991
	Miami-Dade County, FL:
3,000,000	Aviation Revenue, Miami International Airport, 5.500% due 10/1/27 (a)	2,841,090
8,000,000	School Board, COP, 5.000% due 2/1/24	7,983,280

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Florida - 7.7% (continued)
$2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24 (c)	$2,256,620
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13 (c)	1,605,725
	Palm Beach County, FL, Solid Waste Authority Revenue:
3,500,000	5.000% due 10/1/24	3,570,035
3,350,000	5.000% due 10/1/25	3,419,747
1,155,000	5.000% due 10/1/27	1,173,422
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL, 6.000% due 10/1/12	1,096,000
5,920,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/28	5,468,659
685,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	619,843
80,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (b)	81,722

	Total Florida	82,913,545

Georgia - 5.2%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
1,770,000	5.000% due 12/1/19	1,924,149
1,860,000	5.000% due 12/1/20	2,003,945
	Atlanta, GA, Water & Wastewater Revenue:
5,465,000	6.000% due 11/1/23	5,502,053
15,885,000	6.000% due 11/1/24	15,956,165
5,000,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., 7.000% due 1/1/23	5,618,450
6,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.000% due 7/1/29	6,218,760
1,980,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,102,048
1,000,000	Georgia State, GO, 6.250% due 8/1/10	1,061,580
	Main Street Natural Gas Inc., Gas Project Revenue:
2,500,000	5.000% due 3/15/11	2,458,850
2,500,000	5.000% due 3/15/17	2,260,400
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24 (c)	1,175,790
7,000,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 1/1/36 (d)	7,164,640
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, NATL, 5.250% due 11/1/19	2,421,690
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL, 5.000% due 1/1/19	709,467
310,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	313,897

	Total Georgia	55,891,884

Hawaii - 0.5%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,056,975
1,105,000	5.375% due 8/1/15 (c)	1,204,715
615,000	GO, Unrefunded Balance, NATL, 5.000% due 5/1/16	671,519

	Total Hawaii	4,933,209

Illinois - 2.5%
60,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	63,284
	Chicago, IL:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Illinois - 2.5% (continued)
$1,500,000	FGIC, 6.000% due 1/1/14 (c)	$1,596,285
120,000	GO, 5.375% due 1/1/16	127,411
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14 (c)	2,297,820
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,547,595
	Cicero, IL:
2,415,000	NATL, 5.625% due 12/1/16	2,648,603
1,250,000	Tax Increment, XLCA, 5.250% due 1/1/20	1,020,350
3,685,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (b)	4,264,909
	Illinois Finance Authority Revenue:
1,000,000	Edward Hospital, AMBAC, 6.000% due 2/1/28	974,840
2,000,000	FSA, 5.250% due 1/1/22	2,042,120
	Illinois Health Facilities Authority Revenue:
205,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	208,409
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17 (c)	1,227,837
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,275,200
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15	2,629,002
605,000	Northern, IL, University Revenue, 10.400% due 4/1/13 (c)	605,000

	Total Illinois	26,528,665

Indiana - 5.5%
100,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (b)	100,637
5,000,000	Indiana Health Facility Financing Authority Revenue, Ascension Health Credit, 3.750% due 11/15/36 (d)	5,087,000
	Indiana Municipal Power Agency Power Supply Systems Revenue:
4,000,000	5.375% due 1/1/25	4,066,840
5,480,000	5.500% due 1/1/26	5,577,215
3,460,000	5.500% due 1/1/27	3,511,035
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	4,823,756
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19 (c)	3,379,170
19,625,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23 (d)	20,448,857
	Jasper County, IN, PCR, Northern Indiana Public Service:
5,000,000	AMBAC, 5.700% due 7/1/17	5,031,800
3,000,000	NATL, 5.850% due 4/1/19	3,010,740
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/NATL, 6.750% due 7/5/13	1,146,220
	Madison County, IN, Hospital Authority Facilities Revenue:
165,000	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	172,017
80,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	80,000
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18 (c)	1,173,782
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22 (e)	1,542,480
410,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	442,903

	Total Indiana	59,594,452

Iowa - 0.6%
3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,038,490
2,425,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	2,829,635

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Iowa - 0.6% (continued)
$1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18 (c)	$1,133,283

	Total Iowa	7,001,408

Kansas - 0.5%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 12/1/23 (d)	5,014,700

Kentucky - 2.4%
15,000,000	Kentucky Economic Development Finance Authority, Revenue, Louisville Arena Project, 5.750% due 12/1/28	15,430,350
10,000,000	Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Mary’s Healthcare, 6.000% due 2/1/22	10,166,000

	Total Kentucky	25,596,350

Louisiana - 1.0%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA, 5.000% due 5/1/20	527,295
130,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10 (b)	130,512
1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,525,732
190,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (b)	204,740
	Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
1,830,000	5.625% due 6/1/21	1,949,170
4,435,000	5.875% due 6/1/23	4,733,830
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA, 5.250% due 7/1/13	1,106,120
1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	1,021,730

	Total Louisiana	11,199,129

Maryland - 1.8%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14 (c)	3,327,690
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (a)	451,044
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15 (c)	1,067,910
2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	2,106,740
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	418,544
535,000	6.000% due 7/1/21	551,205
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,027,810
	Refunding:
	Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	400,000
400,000	5.250% due 7/1/10	400,968
1,000,000	5.125% due 7/1/22	858,580
500,000	Medstar Health, 5.750% due 8/15/14	535,985
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,018,800
1,000,000	6.000% due 7/1/22 (c)	1,128,420
4,000,000	Washington County Hospital, 6.000% due 1/1/28	3,681,800
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12 (a)	1,026,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Maryland - 1.8% (continued)
$1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15 (a)	$1,610,012

	Total Maryland	19,612,058

Massachusetts - 3.7%
13,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	13,201,760
255,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, 6.000% due 7/1/11	254,786
2,000,000	Massachusetts State GAN, 5.750% due 6/15/15	2,112,780
1,000,000	Massachusetts State GO, Refunding, AMBAC, 5.750% due 8/1/10	1,053,820
	Massachusetts State HEFA Revenue:
	Caregroup Inc.:
3,500,000	5.375% due 7/1/23	3,407,775
5,500,000	5.375% due 7/1/24	5,310,690
3,570,000	5.375% due 7/1/25	3,416,811
2,000,000	Caritas Christi Obligation, 6.500% due 7/1/12	2,042,240
1,000,000	Harvard University, 5.000% due 1/15/16	1,012,270
1,300,000	University of Massachusetts, 5.500% due 10/1/18 (c)	1,450,514
940,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	1,167,217
3,000,000	Massachusetts State, HEFA Revenue, Caritas Christi Obligation, 6.750% due 7/1/16	3,072,300
2,000,000	Pittsfield, MA, GO, NATL, 5.500% due 4/15/17	2,125,140

	Total Massachusetts	39,628,103

Michigan - 5.5%
930,000	Allen Academy COP, 7.000% due 6/1/15	851,685
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19 (c)	1,117,950
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18 (c)	1,984,361
	Michigan State Hospital Finance Authority Revenue:
23,690,000	McLaren Health Care Corp., 5.625% due 5/15/28	22,447,222
1,000,000	Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	952,030
	Michigan State Housing Development Authority, Rental Housing Revenue:
6,745,000	5.125% due 10/1/22	6,687,533
15,060,000	AMBAC, 6.000% due 4/1/23 (a)	14,947,201
5,000,000	Michigan State, Strategic Fund Ltd. Obligation Revenue, Detroit Edison, 5.500% due 8/1/29 (d)	5,043,450
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16 (c)	1,101,450
2,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.000% due 9/1/29	2,239,440
2,000,000	Southfield, MI, Library Building Authority GO, NATL, 5.500% due 5/1/24 (c)	2,083,680

	Total Michigan	59,456,002

Minnesota - 0.2%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (c)	1,148,600
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	915,310

	Total Minnesota	2,063,910

Missouri - 1.6%
9,080,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.750% due 8/1/28	8,516,768

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Missouri - 1.6% (continued)
$1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	$1,097,520
4,485,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project, 5.250% due 1/1/19	4,596,093
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,518,855
680,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	687,575
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, NATL, 5.625% due 7/1/16 (c)	1,090,520

	Total Missouri	17,507,331

Nebraska - 0.0%
5,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	5,191

Nevada - 0.5%
	Carson City, NV, Hospital Revenue, Carson-Tahoe Health System:
650,000	6.000% due 9/1/14	630,376
535,000	6.000% due 9/1/14 (c)	615,213
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	990,400
1,000,000	5.000% due 6/1/16	970,590
2,190,000	5.000% due 6/1/17	2,089,523

	Total Nevada	5,296,102

New Hampshire - 0.3%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
595,000	5.375% due 7/1/16 (c)	651,150
305,000	5.375% due 7/1/16	323,565
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17 (c)	1,993,852
820,000	Unrefunded Balance, 6.500% due 7/1/17	857,819

	Total New Hampshire	3,826,386

New Jersey - 7.4%
10,000,000	New Jersey EDA Revenue, School Facilities Construction, 5.500% due 12/15/29	10,355,900
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,903,406
1,350,000	5.000% due 7/1/16	1,386,814
85,000	Hackensack Hospital, 8.750% due 7/1/09 (b)	85,000
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (c)	3,216,480
	New Jersey State:
3,000,000	EFA Revenue, University of Medicine & Dentistry, 7.125% due 12/1/23	3,137,310
	Higher Education Assistance Authority, Student Loan Revenue:
27,000,000	5.875% due 6/1/21 (a)	26,963,820
20,000,000	5.375% due 6/1/24	20,066,800
8,740,000	Housing & Mortgage Finance Agency, Multi-Family Revenue, 5.250% due 5/1/23	8,912,353
235,000	Turnpike Authority Revenue, 6.000% due 1/1/14 (b)	253,161
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,156,838
110,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	131,857

	Total New Jersey	79,569,739

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
New Mexico - 0.3%
$1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	$1,252,548
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL, 5.000% due 6/15/20	1,584,138

	Total New Mexico	2,836,686

New York - 3.5%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	812,430
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	1,866,394
	New York City, NY:
1,000,000	Health & Hospital Corp. Revenue, Health Systems, FSA, 5.500% due 2/15/19	1,032,250
345,000	IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	327,505
1,500,000	Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,415,985
	New York State Dormitory Authority Revenue:
5,415,000	FHA New York and Presbyterian Hospital, FSA, 5.240% due 8/15/24	5,565,916
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,805,525
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,144,950
9,150,000	Municipal Health Facility, 5.000% due 1/15/25	9,213,043
2,500,000	School Districts Financing Programs, NATL, 5.500% due 10/1/17	2,619,575
1,715,000	State University Educational Facilities, NATL, 6.000% due 5/15/15 (c)	1,814,607
6,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	6,006,480

	Total New York	37,624,660

North Carolina - 0.7%
300,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8, 10.500% due 5/1/11 (c)	309,108
3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15 (c)	3,225,990
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, ACA/CBI, 5.650% due 1/1/16	560,059
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
895,000	10.500% due 1/1/10 (b)	938,488
3,000,000	ACA/CBI, 6.375% due 1/1/13	3,076,260

	Total North Carolina	8,109,905

Ohio - 4.1%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,869,035
515,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	521,062
1,365,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	1,635,816
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	313,543
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA, 5.000% due 12/1/18	1,317,302
250,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	256,555
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, NATL, 5.500% due 12/1/16 (c)	1,559,897
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14 (c)	3,020,976
	Ohio State Air Quality Development Authority Revenue:
20,000,000	FirstEnergy Generation Corp., 5.625% due 6/1/18	19,991,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Ohio - 4.1% (continued)
$7,500,000	FirstEnergy Nuclear Generation Corp., 5.750% due 6/1/33 (d)	$7,636,200
3,600,000	Ohio State Building Authority, State Facilities-Administration Building Fund, FSA, 5.500% due 10/1/14 (c)	3,956,436
500,000	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL, 5.000% due 9/1/16	544,830
	Ohio State, Water Development Authority Revenue:
1,130,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)	1,192,941
130,000	Safe Water, 9.000% due 12/1/10 (b)	139,197

	Total Ohio	43,955,590

Oklahoma - 0.2%
690,000	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	693,064
1,480,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14 (a)	1,497,908

	Total Oklahoma	2,190,972

Oregon - 0.7%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,033,950
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22 (c)	1,089,300
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	522,810
	Oregon State Department of Administrative Services:
2,250,000	COP, 5.000% due 5/1/29	2,302,448
1,375,000	Lottery Revenue, FSA, 5.500% due 4/1/14 (c)	1,532,465
1,140,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (a)	1,138,917

	Total Oregon	7,619,890

Pennsylvania - 5.2%
1,000,000	Adams County, PA, IDA Revenue, Gettysburg College, 5.875% due 8/15/21	1,030,950
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,084,150
575,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (a)	574,661
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,120,087
1,750,000	Greater Johnstown, PA, GO, School District, NATL, 5.375% due 8/1/14	1,871,712
10,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.200% due 10/1/28	10,072,400
	Pennsylvania State:
2,000,000	Department of General Services, COP, FSA, 5.250% due 5/1/16	2,102,300
5,000,000	HFA, 5.250% due 10/1/23 (a)	4,984,700
	Higher EFA, Health Services Revenue:
1,000,000	Allegheny Delaware Valley Obligation Group, NATL, 6.250% due 1/15/18	1,040,100
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,295,068
500,000	IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	514,930
	Philadelphia, PA:
	Authority for Industrial Development:
2,000,000	FSA, 5.500% due 10/1/15 (c)	2,205,800
1,000,000	Lease Revenue, FSA, 5.500% due 10/1/19 (c)	1,102,900
	Gas Works Revenue:
1,675,000	5.500% due 8/1/17 (c)	1,830,440
3,240,000	FSA, 5.500% due 8/1/19 (c)	3,540,672

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	Value
Pennsylvania - 5.2% (continued)
$2,000,000	GO, FSA, 5.250% due 9/15/18 (c)	$2,140,100
	Parking Authority Revenue, Parking Revenue, FSA:
2,000,000	5.625% due 9/1/15	2,024,460
1,500,000	5.625% due 9/1/19	1,512,405
	School District:
2,000,000	5.625% due 8/1/18 (c)	2,260,720
	FSA:
2,000,000	5.500% due 2/1/20 (c)	2,212,640
1,865,000	5.500% due 2/1/21 (c)	2,063,287
1,000,000	Water and Wastewater Revenue, FGIC, 5.250% due 11/1/17	1,034,350
715,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	771,463
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12 (b)	1,377,672
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	1,402,633
660,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	818,638
35,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	35,276

	Total Pennsylvania	56,024,514

Rhode Island - 0.3%
1,000,000	Providence, RI, Public Building Authority, General Revenue, NATL, 5.375% due 12/15/21	1,034,010
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,063,280

	Total Rhode Island	3,097,290

South Carolina - 0.4%
260,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	272,477
1,650,000	Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity, 6.000% due 12/1/21 (c)	1,917,069
2,355,000	South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, 5.000% due 2/1/22	2,365,598

	Total South Carolina	4,555,144

South Dakota - 0.2%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, 5.625% due 12/1/19 (c)	2,722,245

Tennessee - 2.6%
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/17	1,759,460
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23 (c)	5,164,300
70,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	71,352
1,000,000	Memphis-Shelby County, TN, Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14 (a)	1,021,360
	Tennessee Energy Acquisition Corp., Gas Revenue:
2,500,000	5.250% due 9/1/20	2,221,100
3,000,000	5.000% due 2/1/22	2,527,710
5,000,000	5.250% due 9/1/22	4,277,500
10,000,000	5.250% due 9/1/23	8,458,200
3,220,000	Tennessee Housing Development Agency, 5.000% due 7/1/23 (a)	3,131,611

	Total Tennessee	28,632,593

Texas - 12.4%
2,000,000	Austin, TX, Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,226,980

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Texas - 12.4% (continued)
$700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, NATL, 5.800% due 8/1/21	$479,003
16,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(d)	14,490,465
25,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13 (b)	29,034
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17 (c)	1,102,090
8,150,000	Dallas-Fort Worth, TX, International Airport Revenue, NATL, 5.750% due 11/1/18 (a)	8,181,133
670,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	697,684
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	417,681
	MFH Revenue, American Village Communities:
1,250,000	6.250% due 12/1/20	1,236,875
1,000,000	6.250% due 12/1/24	988,260
390,000	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	390,105
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18 (c)	2,224,920
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(d)(f)	5,159,250
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	10,389
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16 (c)	1,051,469
	Harris County, TX:
11,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.375% due 11/15/28	10,953,360
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, NATL, zero coupon bond to yield 6.000% due 10/1/17	727,520
	Houston Sports Authority Revenue:
1,125,000	5.250% due 11/15/16	1,127,149
3,000,000	NATL, 5.750% due 11/15/19	3,000,420
	Houston, TX:
860,000	Airport Systems Revenue, 9.500% due 7/1/10 (b)	892,990
	FSA:
910,000	5.750% due 3/1/18 (c)	965,601
90,000	Unrefunded Balance, 5.750% due 3/1/18	92,873
	Water & Sewer Systems Revenue, Refunding, Jr. Lien:
4,545,000	5.750% due 12/1/16 (c)	4,859,514
1,000,000	FSA, 5.500% due 12/1/17	1,071,450
	Midlothian, TX:
2,460,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21 (c)	2,753,601
60,000	ISD, Unrefunded Balance, Refunding, PSFG, zero coupon bond to yield 6.166% due 2/15/17	37,714
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17 (c)	1,319,925
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	593,746
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	1,001,564
18,000,000	North Texas Tollway Authority Revenue, NATL, 5.125% due 1/1/28	17,714,700
755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	775,966
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
2,000,000	5.500% due 8/1/21	1,820,820
15,000,000	5.500% due 8/1/22	13,529,100
13,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL, 4.950% due 3/1/18	11,990,550
	Tarrant County, TX:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Texas - 12.4% (continued)
$1,105,000	Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC, 5.000% due 9/1/15 (b)	$1,218,913
	Health Facilities Development Corp., Hospital Revenue:
2,000,000	6.625% due 11/15/20 (c)	2,170,240
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,122,560
30,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	31,418
3,650,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, 5.250% due 12/15/18	3,276,641
2,000,000	Texas Technical University Revenue Financing System, NATL, 5.500% due 8/15/18 (c)	2,218,520
4,000,000	Texas Transportation Commission Centre, TX, Turnpike System Revenue, 5.000% due 8/15/42 (d)	4,057,160
2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18 (c)	2,164,120
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19 (c)	1,089,160

	Total Texas	134,262,633

U.S. Virgin Islands - 0.5%
5,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.625% due 10/1/29 (g)	4,974,550

Utah - 0.5%
	Provo, UT, Electric Revenue:
680,000	10.125% due 4/1/15 (b)	844,234
10,000	AMBAC, 10.375% due 9/15/15 (b)	12,542
750,000	NATL, 10.125% due 4/1/15 (b)	931,140
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,594,080
	Spanish Fork City, UT, Water Revenue:
240,000	FSA, 5.500% due 6/1/17 (c)	269,498
760,000	Unrefunded Balance, FSA, 5.500% due 6/1/17	772,981
1,000,000	Utah State Board Regents, Utah State University Hospital, NATL, 5.500% due 8/1/18 (c)	1,092,800

	Total Utah	5,517,275

Vermont - 0.1%
915,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	898,164

Virginia - 2.0%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,538,824
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,030,230
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,323,818
650,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA, 6.000% due 4/1/12 (a)	651,138
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	657,578
1,330,000	Pittsylvania County, VA, GO, 5.600% due 2/1/25	1,440,536
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18 (c)	5,323,757
1,175,000	Infrastructure Revenue, Senior, Pooled Financing Program, 5.000% due 11/1/19	1,311,981
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13 (c)	1,061,650

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Virginia - 2.0% (continued)
$6,350,000	Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance, 7.250% due 7/1/19	$7,152,767

	Total Virginia	21,492,279

Washington - 2.4%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,380,680
6,725,000	King County, WA, Public Hospital District, GO, 5.250% due 12/1/28	6,873,354
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14 (c)	2,204,180
	Radford Court Properties, WA, Student Housing Revenue, NATL:
1,695,000	6.000% due 6/1/17	1,759,342
1,000,000	5.375% due 6/1/19	1,025,180
	Washington State Health Care Facilities Authority Revenue:
5,000,000	Highline Medical Center, FHA, 6.250% due 8/1/28	5,181,650
3,000,000	Multicare Health System, 5.750% due 8/15/29	3,041,100
1,000,000	Washington State, GO, 6.000% due 1/1/11 (c)	1,027,270

	Total Washington	25,492,756

West Virginia - 0.6%
6,000,000	West Virginia State Hospital Finance Authority Revenue, FSA, 5.375% due 6/1/28	6,028,260

Wisconsin - 2.2%
4,000,000	Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC, 5.000% due 9/1/15	4,329,360
2,000,000	Wisconsin State, 5.500% due 5/1/14 (c)	2,163,360
10,000,000	Wisconsin State General Fund Annual Appropriation Revenue, 5.375% due 5/1/25	10,397,600
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,015,090
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,538,880
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15 (c)	1,695,540

	Total Wisconsin	24,139,830

Wyoming - 0.7%
7,565,000	Wyoming CDA, Housing Revenue, 5.500% due 12/1/28	7,362,334

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,039,077,727)	1,046,578,302

SHORT-TERM INVESTMENTS† - 1.3%
Georgia - 0.2%
2,200,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (h)	2,200,000

Illinois - 0.7%
7,300,000	Chicago, IL, GO, SPA-JPMorgan Chase, 0.180%, 7/1/09 (h)	7,300,000

Massachusetts - 0.0%
100,000	Massachusetts State DFA Revenue, College of the Holy Cross, LOC-Bank of America N.A., 0.270%, 7/1/09 (h)	100,000

Missouri - 0.4%
4,800,000	Missouri State, HEFA, Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 0.320%, 7/1/09 (h)	4,800,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,400,000)	14,400,000

	TOTAL INVESTMENTS — 98.4% (Cost - $1,053,477,727#)	1,060,978,302
	Other Assets in Excess of Liabilities - 1.6%	$17,394,749

	TOTAL NET ASSETS - 100.0%	$1,078,373,051

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(e)	Security is currently in default.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Security is issued on a when-issued basis.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HUD	— Housing and Urban Development
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
VA	— Veterans Administration
XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

Summary of Investments by Industry*

Health Care	18.5%
Pre-Refunded/Escrowed to Maturity	17.1
Industrial Revenue	11.5
Education	9.5
Power	8.7
Housing	6.2
Transportation	5.8
Other	5.2
Leasing	3.9
Water & Sewer	3.7
Local General Obligation	3.2
Solid Waste/Resource Recovery	1.5
State General Obligation	1.4
Special Tax Obligation	1.1
Public Facilities	1.2
General Obligations	0.1
Short-Term Investments	1.4
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2009 and are subject to change.

Ratings Table[1]
S&P/Moody’s/Fitch[2]
AAA/Aaa	23.2%
AA/Aa	26.6
A	35.4
BBB/Baa	10.2
BB/Ba	0.6
B/B	0.2
A-1/VMIG1	1.4
NR	2.4
100.0%

[1]	As a percentage of total investments.
[2]

In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 16 and 17 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Municipal Bonds†	—	$1,046,578,302	—	$1,046,578,302
Short-term investments†	—	14,400,000	—	14,400,000
Total	—	$1,060,978,302	—	$1,060,978,302

†	See Portfolio of Investments for additional detailed categorizations.

(b) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,160,352
Gross unrealized depreciation	(18,659,777)

Net unrealized appreciation	$7,500,575

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 25, 2009